Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 7 – PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2020	2019
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Equipment	1,650	1,650
Total	1,608,164	1,608,164
Less: accumulated depreciation	(1,476,835)	(1,432,727)
Property and equipment, net	$131,329	$234,580

Depreciation charged to expense amounted to $44,108, $59,143 and$77,710 for the years ended December 31, 2020, 2019 and 2018, respectively.